Schedule of fluctuations in interest rates (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member]
IfrsStatementLineItems [Line Items]
Reference rates	9.15%
Exposure amount (probable scenario)	R$ (550,971)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Remote Favorable Scenario [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	14,406
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	5,762
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	(5,762)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	R$ (14,406)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Reference rates	0.15%
Exposure amount (probable scenario)	R$ (2,544,529)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Remote Favorable Scenario [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	1,113
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Possible Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	445
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Possible Favorable Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	(445)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Remote Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	R$ (1,113)